Statutory reserve (Details Narrative) - PRC [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Profits after taxation, percentage	10.00%
Total Statutory reserve	¥ 18,700	¥ 18,700
Variable interest entity	50.00%